Income taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 67.5
Deferred tax liabilities, beginning balance	(16.4)
Net deferred tax assets, beginning balance	51.1
Change in the year affecting net income	7.3
Change in the year affecting foreign exchange translation	0.9
Change in the year affecting other comprehensive (loss) income	(0.2)
Deferred tax assets, ending balance	76.3
Deferred tax liabilities, ending balance	(17.2)
Net deferred tax assets, ending balance	59.1
Total deferred tax asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	81.7
Change in the year affecting net income	12.2
Change in the year affecting foreign exchange translation	0.9
Change in the year affecting other comprehensive (loss) income	0.1
Deferred tax assets, ending balance	94.9
Losses carried forward
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	11.5
Change in the year affecting net income	15.5
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	27.0
Employee future benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0.1
Change in the year affecting net income	0.0
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	0.1
Deferred tax assets, ending balance	0.2
Other liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1.9
Change in the year affecting net income	5.0
Change in the year affecting foreign exchange translation	0.8
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	7.7
Inventory capitalization
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	6.8
Change in the year affecting net income	(4.2)
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	2.6
Capital lease
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	9.3
Change in the year affecting net income	3.0
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	12.3
Tax relief from Swiss tax reform
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	7.6
Change in the year affecting net income	(5.9)
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	1.7
Unrealized profit in inventory
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	36.9
Change in the year affecting net income	(1.6)
Change in the year affecting foreign exchange translation	0.1
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	35.4
Provisions and other temporary differences
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	7.6
Change in the year affecting net income	0.4
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax assets, ending balance	8.0
Total deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(30.6)
Change in the year affecting net income	(4.9)
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	(0.3)
Deferred tax liabilities, ending balance	(35.8)
Unrealized foreign exchange
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(3.1)
Change in the year affecting net income	0.7
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	(0.3)
Deferred tax liabilities, ending balance	(2.7)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(18.8)
Change in the year affecting net income	(0.8)
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax liabilities, ending balance	(19.6)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(8.7)
Change in the year affecting net income	(4.8)
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting other comprehensive (loss) income	0.0
Deferred tax liabilities, ending balance	$ (13.5)